Description of Business (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 26, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and investments			$ 11,600
Net cash used in operating activities	$ 40,576	$ 30,042	$ 39,286	$ 127,960
ElectraMeccanica Vehicles Corp | Subsequent Event
Business Acquisition [Line Items]
Acquisition, cash acquired					$ 48,000